Financial instruments - Fair values and risk management - Fair value (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Financial assets and liabilities for which fair value is disclosed, at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities at fair value	€ 2,848.7	€ 3,045.2	€ 4,536.9
At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	109.8	352.8	346.7
Liabilities measured at fair value	227.2	182.1	397.8
Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	2,511.7	2,510.3	3,792.4
Level 2 | Financial assets and liabilities for which fair value is disclosed, at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities at fair value	2,848.7	3,045.2	4,536.9
Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	109.8	352.8	346.7
Liabilities measured at fair value	227.2	182.1	397.8
Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	2,511.7	2,510.3	3,792.4
Foriegn currency forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	2.7	3.3	48.0
Foriegn currency forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	2.7	3.3	48.0
Jet fuel and carbon derivative contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	224.5	178.8	349.8
Jet fuel and carbon derivative contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	224.5	178.8	349.8
Debt | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	2,511.7	2,510.3	3,792.4
Debt | Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	2,511.7	2,510.3	3,792.4
Foriegn currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,440.5	4,851.5	7,076.6
Foriegn currency forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	90.2	147.2	279.4
Foriegn currency forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	90.2	147.2	279.4
Cross-currency swaps | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value			3.6
Cross-currency swaps | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value			3.6
Jet fuel and carbon derivative contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	19.6	205.6	63.7
Jet fuel and carbon derivative contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	€ 19.6	€ 205.6	€ 63.7